NOTES PAYABLE (Details 1) - Non-Related Party Notes Payable [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Convertible notes payable	$ 9,183	$ 9,183	$ 9,183
Non-convertible notes payable	17,500	17,500	17,500
Premium financing note payable	0	92,980	100,907
Net non-related party notes payable	26,683	119,663	127,590
Less current portion	(26,683)	(119,663)	(127,590)
Net long-term portion	$ 0	$ 0	$ 0